DIMENSIONAL INVESTMENT GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio II

SUPPLEMENT TO THE STATUTORY PROSPECTUS
 DATED FEBRUARY 28, 2021

This Supplement describes certain technical changes to your investment in the Tax-Managed U.S. Marketwide Value Portfolio II (the “Portfolio”).  These changes will not affect the value of your investment.

On October 15, 2021, pursuant to an Agreement and Plan of Reorganization, the Tax-Managed U.S. Marketwide Value Portfolio, a series of DFA Investment Dimensions Group Inc., was reorganized with and into the Portfolio, a series of Dimensional Investment Group Inc.  In addition, effective October 18, 2021, the Portfolio simplified its operations by discontinuing the master-feeder structure and no longer investing substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Master Fund”) of The DFA Investment Trust Company. Instead, the Portfolio now purchases portfolio securities directly.  The Portfolio has acquired the portfolio securities previously held by the Master Fund.

As a consequence of these changes, the following revisions are made to the Portfolio’s Prospectus:

1) All references to the Portfolio being a “Feeder Portfolio” that utilizes the master-feeder structure are deleted, and, generally, references to the “Master Fund,” “The DFA Investment Trust Company” and the “Trust,” in the context of the Portfolio, are deleted.  In addition, references to “The Tax-Managed U.S. Marketwide Value Series,” or “Tax-Managed U.S. Marketwide Value Series,” “Master Fund,” and “Board of Trustees of the Trust,” in the context of the Portfolio, are replaced with the “Tax-Managed Value Portfolio,” “Portfolio,” and “Board of Directors of the Fund,” respectively, as applicable.

2) In the summary section of the Portfolio’s Prospectus, the second sentence in the “Investment Objective” section is deleted.

3) In the summary section of the Portfolio’s Prospectus, the Annual Fund Operating Expenses table and footnote in the “Fees and Expenses of the Portfolio” section are deleted and replaced as follows:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fee	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%

* Effective October 18, 2021, the Portfolio changed its investment structure to a stand-alone investment structure.  Accordingly, the fees and expenses of the Portfolio have been restated and no longer reflect the aggregate direct and indirect expenses of its previous master-feeder structure.

4) In the summary section of the Portfolio’s Prospectus, the information in the “Fees and Expenses of the Portfolio—Example” section is deleted and replaced as follows:

This Example is meant to help you compare the cost of investing in the Tax-Managed Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

5) In the summary section of the Portfolio’s Prospectus, the information in the “Purchase and Redemption of Fund Shares” section is deleted and replaced as follows:

Investors may purchase or redeem shares of the Tax-Managed Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167.  The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, deferred compensation plans which are exempt from taxation under section 401(k) of the Code and a limited number of certain other investors as approved from time to time by the Advisor. Provided that shares of the Portfolio are available under an employer’s plan, or through an institution or financial advisor, shares may be purchased by following the procedures adopted by the respective employer, institution or financial adviser, as approved by the Advisor.  All investments are subject to approval of the Advisor.

6) In the “Additional Information on Investment Objectives and Policies—Tax-Managed U.S. Marketwide Value Portfolio II” section of the Prospectus, the second sentence of the first paragraph is deleted.

7) In the “Securities Lending Revenue” section of the Prospectus, the last row in the table is deleted and replaced as follows:
Tax-Managed Value Portfolio***	$279,667	0.02%
***  Prior to October 18, 2021, the Tax-Managed Value Portfolio operated as a Feeder Portfolio in a master-feeder structure, investing substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series. Accordingly, the “Net Revenue” reflects the proportional share of the securities lending revenue generated by The Tax-Managed U.S. Marketwide Value Series that was received by the Portfolio during the fiscal year ended October 31, 2020.

8) In the “Management of the Portfolios” section of the Prospectus, the first paragraph is deleted and replaced with the following:

The Advisor serves as investment advisor to the Portfolios and the Master Funds. Pursuant to an Investment Management Agreement with a Portfolio’s Master Fund, as applicable, the Advisor is responsible for the management of the Master Fund’s assets. Pursuant to an Investment Management Agreement with each Feeder Portfolio, the Advisor manages the portion of the Portfolio’s assets that are retained by the Portfolio for direct investment and, at its discretion, may make a determination to withdraw a Portfolio’s investment from its corresponding Master Fund to invest in another Master Fund or manage all the Portfolio’s assets directly if the Advisor believes it is in the best interests of the Portfolio and its shareholders to do so. With respect to the Tax-Managed Value Portfolio, the Advisor serves as investment advisor to the Portfolio.  Pursuant to an Investment Management Agreement with the Portfolio, the Advisor is responsible for the management of the Portfolio’s assets. As of the date of this Prospectus, the International Value Portfolio and U.S. Value Portfolio each invest substantially all of its assets in its corresponding Master Fund. The Portfolios and the Master Funds are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

9) In the “Management of the Portfolios—Management Fees” section of the Prospectus, the paragraph is deleted and replaced with the following:

The “Annual Fund Operating Expenses” table describes the fees incurred by each Feeder Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2020. The “Management Fee” listed in the table for each Feeder Portfolio includes the investment management fees that were payable to the Advisor by the Portfolio and the Portfolio’s Master Fund. The Advisor, not the International Value Series, compensates the sub-advisors.

The “Management Fee” listed in the table for the Tax-Managed Value Portfolio has been restated to only reflect the direct investment management fee payable by the Portfolio to the Advisor.  Effective October 18, 2021, the Portfolio changed its investment structure from a master-feeder structure to a stand-alone structure that invests directly in portfolio securities.

10)  In the “Management of the Portfolios—Fee Waiver Agreements” section of the Prospectus, the paragraphs and table are deleted and replaced with the following:

Pursuant to an Amended and Restated Fee Waiver Agreement for the Feeder Portfolios, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Feeder Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Feeder Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to the rate listed below as a percentage of the average net assets of a class of a Feeder Portfolio on an annualized basis.

Portfolio	Total Management Fee Limit
DFA International Value Portfolio III	0.21%
U.S. Large Cap Value Portfolio III	0.11%

The Amended and Restated Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

11)  In the “Dividends, Capital Gains Distributions and Taxes” section of the Prospectus, the last sentence in the first paragraph under “Tax Considerations” is deleted and replaced with the following:

Also, unless otherwise indicated, the discussion below with respect to a Feeder Portfolio includes its pro rata share of its corresponding Master Fund’s income and assets.

12)  In the “Purchase of Shares” section of the Prospectus, the information is deleted and replaced with the following:

Shares of the International Value and U.S. Value Portfolios are sold only (i) to deferred compensation plans which are exempt from taxation under section 401(k) of the Code (including the deferred compensation plan sponsored by the Advisor or its affiliates), (ii) to clients of certain financial advisers and (iii) to other institutional clients, in each case as approved by the Advisor. The Tax-Managed Value Portfolio is generally available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, deferred compensation plans which are exempt from taxation under section 401(k) of the Code and a limited number of certain other investors, each as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund and friends and family members of such persons. The Portfolios generally are available for investment only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts, or other entities. For purposes of this limitation, U.S. citizens and U.S. residents must reside in the U.S. and U.S. domestic corporations, partnerships, trusts, and other entities must have a U.S. address of record. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

Investors who are clients of financial advisers should contact their financial adviser with respect to a proposed investment and then follow the procedures adopted by the financial adviser for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of financial advisers may also be subject to investment advisory fees under their own arrangements with their financial advisers.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

All purchases must be received in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor and/or transfer agent have been received in legible form, and (2) the transfer agent has been notified of the purchase, no later than the close of regular trading on the NYSE (normally, 4:00 p.m. ET) (“Market Close”) on the day of the purchase. It is the investor or financial intermediary’s responsibility to ensure notification is received in good order by the transfer agent prior to the Market Close on the purchase date.

Under certain conditions, Portfolios may accept and process purchase orders after the close of the NYSE on days that the NYSE unexpectedly closes early and may accept orders on a business day that the NYSE is unexpectedly closed. All orders will be processed at the next determined net asset value per share.

Payment (Tax-Managed Value Portfolio)

Payment of the total amount due should be made in U.S. dollars. If your payment is not received on settlement date, your purchase may be canceled. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Purchase by wire or check (Tax-Managed Value Portfolio)

Wire. Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by wire after providing notification to the transfer agent by an approved method. The transfer agent can be reached by phone at (888) 576-1167. Notification must include the account number, account name, Portfolio number, trade date and purchase amount. On or before settlement date, the investor paying by wire must request their bank to transmit immediately available funds (federal funds) by wire to the Fund’s custodian for the account of Dimensional Investment Group Inc. (specify the Portfolio). Additional investments also may be made through the wire procedure by first notifying the transfer agent. If your payment is not received on settlement date, your purchase may be canceled.

Check. Investors who wish to purchase shares of the Portfolio by check should first call the Portfolio’s transfer agent at (888) 576-1167 for additional instructions. Checks should be made payable to Dimensional Funds. Reference the name of the Portfolio.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

13)  In the “Purchase of Shares—In-Kind Purchases” section of the Prospectus, the first two paragraphs are deleted and replaced with the following:

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Portfolios (or a Portfolio’s corresponding Master Fund, as applicable) or otherwise represented in the portfolios of the Portfolio or Master Fund as described in this Prospectus or as otherwise consistent with the Fund’s policies and procedures. Shares may also be purchased in exchange for local currencies in which such securities of the International Value Series are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Value Portfolio with local currencies should first contact the Advisor.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or its corresponding Master Fund, as applicable) and current market values are available for such securities based on the Fund’s valuation procedures; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio or Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

14)  In the “Policy Regarding Excessive Short-Term Trading” section of the Prospectus, the first sentence of the second to last paragraph is deleted and replaced with the following:

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Master Funds, as applicable.

15)  In the “Valuation of Shares—NET ASSET VALUE” section of the Prospectus, the second paragraph is deleted and replaced with the following:

The value of the shares of the Tax-Managed Value Portfolio will fluctuate in relation to its own investment experience.  The value of the shares of each Feeder Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by a Portfolio or Master Fund will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

16)  In the “Exchange of Shares” section of the Prospectus, the first paragraph is deleted and replaced with the following:
An investor who is a client of a financial adviser may exchange shares of one Portfolio for those of another Portfolio described in this Prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company (“DFAIDG”), by first contacting its financial adviser and completing the documentation required by the financial adviser. An investor who purchased shares through a Portfolio’s transfer agent may exchange shares of one Portfolio for those of another Portfolio by first contacting the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed exchange and then sending a letter of instruction to the transfer agent by an approved method.  Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG, subject to the purchase requirement set forth in the applicable Portfolio’s prospectus. In addition, exchanges are not accepted into or from the International Value Portfolio. Investors should contact their financial advisor (or, if applicable, the transfer agent at the above-listed phone number) for a list of those portfolios of DFAIDG that accept exchanges.

17)  In the “Redemption of Shares—REDEMPTION PROCEDURES” section of the Prospectus, the following sentence is added after the first sentence of the first paragraph:
An investor who purchased shares through a Portfolio’s transfer agent who desires to redeem shares of a Portfolio must first contact the transfer agent at (888) 576-1167.

The date of this Supplement is October 18, 2021

SUPP101821-008

DIMENSIONAL INVESTMENT GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio II

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED FEBRUARY 28, 2021

This Supplement describes certain technical changes to your investment in the Tax-Managed U.S. Marketwide Value Portfolio II (the “Portfolio”).  These changes will not affect the value of your investment.

On October 15, 2021, pursuant to an Agreement and Plan of Reorganization, the Tax-Managed U.S. Marketwide Value Portfolio, a series of DFA Investment Dimensions Group Inc., was reorganized with and into the Portfolio, a series of Dimensional Investment Group Inc.  In addition, effective October 18, 2021, the Portfolio simplified its operations by discontinuing the master-feeder structure and no longer investing substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Master Fund”) of The DFA Investment Trust Company. Instead, the Portfolio now purchases portfolio securities directly.  The Portfolio has acquired the portfolio securities previously held by the Master Fund.

As a consequence of these changes, the following changes are made to the SAI:

1) All references to the Portfolio being a “Feeder Portfolio” that utilizes the master-feeder structure are deleted, and, generally, references to the “Master Fund,” “The DFA Investment Trust Company” and the “Trust,” in the context of the Portfolio, are deleted.  In addition, references to “The Tax-Managed U.S. Marketwide Value Series,” or “Tax-Managed U.S. Marketwide Value Series,” “Master Fund,” and “Board of Trustees of the Trust,” in the context of the Portfolio, are replaced with the “Tax-Managed U.S. Marketwide Value Portfolio,” “Portfolio,” and “Board of Directors of the Fund,” respectively, as applicable.
2) On the cover of the SAI, the second sentence in the second paragraph is deleted and replaced with the following:

The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of each Portfolio’s Master Fund (including the Tax-Managed U.S. Marketwide Value Portfolio II's prior Master Fund) are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders.

3) In the “BROKERAGE TRANSACTIONS” section of the SAI, the following is added to the end of the first paragraph:

Prior to October 18, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II was a Feeder Portfolio which invested substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series, its Master Fund.  Accordingly, the dollar amounts shown below represent the amounts paid during the fiscal years ended October 31, 2020, October 31, 2019 and October 31, 2018 by the Tax-Managed U.S. Marketwide Value Portfolio II’s prior Master Fund.

4) In the “INVESTMENT LIMITATIONS” section of the SAI, the last paragraph on page 3 is deleted and replaced with the following:

The investment limitations described in (5) and (7) above do not prohibit the DFA International Value Portfolio III or U.S. Large Cap Value Portfolio III from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Master Fund in which it invests.
5) In the “MANAGEMENT FEES” section of the SAI, the following is added to the end of the first paragraph:

Prior to October 18, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II was a Feeder Portfolio which invested substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series, its Master Fund.  Accordingly, the dollar amounts shown below represent the amounts paid during the fiscal years ended

October 31, 2020, October 31, 2019 and October 31, 2018 by the Tax-Managed U.S. Marketwide Value Portfolio II and its prior Master Fund.

6) In the “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section of the SAI, the third and fourth paragraphs are deleted and replaced with the following:
Different tax rules may apply depending on how a Master Fund in which a Feeder Portfolio invests is organized for federal income tax purposes. The Feeder Portfolios invest in Master Funds organized as partnerships for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of a Portfolio.

Unless otherwise indicated, the discussion below with respect to the Feeder Portfolios includes the Feeder Portfolio’s pro rata share of its corresponding Master Fund’s income and assets.

7) In the “SECURITIES LENDING” section of the SAI, the following is added to the end of second footnote to the table:

Prior to October 18, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II was a Feeder Portfolio which invested substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series, its Master Fund.  Accordingly, the “Net Revenue” with respect to such Portfolio reflects the proportional share of the securities lending revenue generated by its prior Master Fund that was received by the Portfolio during the fiscal year ended October 31, 2020.

The date of this Supplement is October 18, 2021